9. STOCK OPTION PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Outstanding
Options Outstanding	2,000,000
Exercisable	575,000
Plan 2006
Available for Grant
Beginning	6,100,000	6,100,000	6,000,000
Granted	(1,400,000)	0	(100,000)
Cancelled	0	0	200,000
Ending	4,700,000	6,100,000	6,100,000
Options Outstanding
Options Outstanding	1,400,000	600,000	700,000
Granted	600,000	0	(200,000)
Cancelled	0	0	100,000
Options Outstanding	2,000,000	1,400,000	600,000
Exercisable	575,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding	$ 1.14	$ 1.14	$ 1.11
Granted	$ 0.16	$ 0	$ 2.29
Cancelled	$ 0	$ 0	$ 0.33
Weighted Average Exercise Price Outstanding	$ 0.46	$ 1.14	$ 1.14
Weighted Average Exercise Price Exercisable	$ 1.17
2002 Plan
Available for Grant
Beginning	1,350,000	1,216,000	536,000
Cancelled		134,000	680,000
Ending	1,350,000	1,350,000	1,216,000
Options Outstanding
Options Outstanding		134,000	814,000
Cancelled		(134,000)	(680,000)
Options Outstanding			134,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding	$ 0.11	$ 0.11	$ 0.11
Cancelled		$ 0.11	$ 0.11
Weighted Average Exercise Price Outstanding		$ 0.11	$ 0.11